Leases - Schedule of Future Operating Lease Payments (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Schedule of Future Operating Lease Payments [Abstract]
2027	$ 222,661	$ 288,145
2028 and thereafter	34,773	45,000
Total future lease payment	257,434	333,145
Less: Imputed interest	(5,493)	(7,109)
Present value of operating lease liabilities	251,941	326,036	$ 398,004
Less: Current portion	(217,682)	(281,702)	(328,848)
Long-term potion of operating lease liabilities	$ 34,259	$ 44,334	$ 69,156